Consolidated Balance Sheet - EUR (€)		Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Assets
Goodwill		€ 7,403,056,000	€ 6,802,127,000	[1]	€ 7,011,909,000	[1]
Other intangible assets		2,926,132,000	2,832,196,000	[1]	2,949,147,000	[1]
Rights of use		968,304,000	945,240,000	[1]	981,260,000	[1]
Property, plant and equipment		3,341,846,000	3,247,123,000	[1]	3,302,858,000	[1]
Investment in equity-accounted investees		68,996,000	421,763,000	[1]	1,497,959,000	[1]
Non-current financial assets
Non-current financial assets measured at fair value		423,439,000	12,182,000	[1]	38,570,000	[1]
Non-current financial assets at amortized cost		67,053,000	164,494,000	[1]	458,043,000	[1]
Total non-current financial assets		490,492,000	176,676,000	[1]	496,613,000	[1]
Other non-current assets		137,141,000	135,633,000	[1]	124,191,000	[1]
Other non-current contract assets		59,000
Deferred tax assets		341,673,000	300,329,000	[1]	174,923,000	[1]
Total non-current assets		15,677,699,000	14,861,087,000	[1]	16,538,860,000	[1]
Current assets
Non-current assets held for sale	[1]		1,089,856,000		4,969,000
Inventories		3,560,098,000	3,482,399,000	[1]	3,236,010,000	[1]
Current contract assets		35,978,000	47,751,000	[1]	35,154,000	[1]
Trade and other receivables
Trade receivables		705,452,000	645,113,000	[1]	609,081,000	[1]
Other receivables		77,556,000	74,933,000	[1]	73,181,000	[1]
Current income tax assets		52,589,000	47,213,000	[1]	56,782,000	[1]
Trade and other receivables		835,597,000	767,259,000	[1]	739,044,000	[1]
Other current financial assets
Current financial assets measured at fair value		6,064,000	23,644,000	[1]	12,629,000	[1]
Current financial assets at amortized cost		237,510,000	116,588,000	[1]	31,034,000	[1]
Total current financial assets		243,574,000	140,232,000	[1]	43,663,000	[1]
Other current assets		72,515,000	73,942,000	[1]	82,677,000	[1]
Cash and cash equivalents		979,780,000	529,577,000	[1]	549,207,000	[1]
Total current assets		5,727,542,000	6,131,016,000	[1]	4,690,724,000	[1]
Total assets		21,405,241,000	20,992,103,000	[1]	21,229,584,000	[1]
Equity and liabilities
Share capital		119,603,705	119,603,705	[1]	119,604,000	[1]
Share premium		910,728,000	910,728,000	[1]	910,728,000	[1]
Reserves		4,054,505,000	4,040,961,000	[1]	4,053,156,000	[1]
Treasury stock		(134,448,000)	(152,748,000)	[1]	(162,220,000)	[1]
Profit for the year attributable to the Parent		156,920,000	42,318,000	[1]
Total equity		5,107,309,000	4,960,863,000	[1]	4,921,268,000	[1]
Cash Flow hedges		(270,000)	998,000	[1]	(438,000)	[1]
Other comprehensive Income		(8,787,000)	(9,117,000)	[1]	(8,084,000)	[1]
Other comprehensive income from non-current assets held for sale	[1]		1,520,000
Other comprehensive income from financial instruments valuation		(18,351,000)
Translation differences		803,826,000	414,112,000	[1]	735,777,000	[1]
Other comprehensive expenses		776,418,000	407,513,000	[1]	727,255,000	[1]
Equity attributable to the Parent		5,883,727,000	5,368,376,000	[1]	5,648,523,000	[1]
Non-controlling interests		2,723,298,000	2,145,319,000	[1]	2,327,606,000	[1]
Total shareholder's equity		8,607,025,000	7,513,695,000	[1]	7,976,129,000	[1]
Non-current liabilities
Grants		13,944,000	13,807,000	[1]	15,123,000	[1]
Provisions		125,048,000	116,925,000	[1]	110,063,000	[1]
Non-current financial liabilities		9,490,644,000	10,033,604,000	[1]	10,074,155,000	[1]
Other non-current liabilities		730,000			15,000	[1]
Deferred tax liabilities		1,011,704,000	988,629,000	[1]	1,034,823,000	[1]
Total non-current liabilities		10,642,070,000	11,152,965,000	[1]	11,234,179,000	[1]
Provisions		38,613,000	47,806,000	[1]	56,339,000	[1]
Current other financial liabilities		676,087,000	1,023,614,000	[1]	800,939,000	[1]
Trade and Other Payables
Suppliers		852,305,000	822,953,000	[1]	787,964,000	[1]
Other payables		210,179,000	133,181,000	[1]	114,927,000	[1]
Current income tax liabilities		60,535,000	14,523,000	[1]	15,687,000	[1]
Total trade and other payables		1,123,019,000	970,657,000	[1]	918,578,000	[1]
Other current liabilities		318,427,000	283,366,000	[1]	243,420,000	[1]
Total current liabilities		2,156,146,000	2,325,443,000	[1]	2,019,276,000	[1]
Total liabilities		12,798,216,000	13,478,408,000	[1]	13,253,455,000	[1]
Total equity and liabilities		€ 21,405,241,000	€ 20,992,103,000	[1]	€ 21,229,584,000	[1]

[1]	Restated figures (Note 2.d)